INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Net operating loss carryforwards	$ 43.0	$ 7.0
Valuation allowance, percentage	100.00%
Deferred tax carried forward	$ 36.0
Valuation allowance	$ 3.7	$ 4.0
Income tax, description	In general, an ownership change, as defined by Section 382 and 383, results from transactions increasing ownership of certain stockholders or public groups in the stock of the corporation by more than 50 percentage points over a three-year period. The Company has not completed an IRC Section 382/383 analysis